SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)		12 Months Ended
	Jul. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 15, 2019	Feb. 25, 2019
Ordinary shares authorized	50,000,000	50,000,000	50,000,000			50,000
Ordinary shares par value	$ 0.001	$ 0.001	$ 0.001			$ 1.00
Ordinary sharers issued		5,000,000			3,999,000	1,000
Ordinary sharers outstanding		5,000,000	5,000,000
Description of subdivision of ordinery shares	subdivide the already issued 1,001 shares to 1,001,000 shares at par value of $0.001 per share
Capital restructuring		$ 0	$ 2,935,589	$ 0
Acquisition of 8.8228% non-controlling interest			453,669
Acquisition of non-controlling interest		(540,907)
Net income attributable to non-controlling interest		453,669	0	$ 5,800
Statutory reserve		379,952	294,158
Total restricted net assets		$ 4,964,068	$ 4,878,274